As filed with the Securities and Exchange Commission on December 22, 2011

File Nos. 333-22075 and 811-8061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 36	☒
(Check appropriate box or boxes.)

Diamond Hill Funds

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 226-5595

James F. Laird, Diamond Hill Funds

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Name and Address of Agent for Service)

With copy to:

Michael V. Wible, Esq.

Thompson Hine LLP

10 West Broad Street, Suite 700

Columbus, Ohio 43215-3435

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A hereby incorporates Part A, B and C from Post-Effective Amendment No. 33 to the Registration Statement filed on October 11, 2011. The definitive form of the Prospectus and the Statement of Additional Information was filed on December 14, 2011 pursuant to paragraph (c) of Rule 497 of the Securities Act of 1933, as amended. This Post-Effective Amendment No. 35 to the Registration Statement is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 33 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on the 22th day of December, 2011.

DIAMOND HILL FUNDS

By:	/s/ James F. Laird
James F. Laird

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ James F. Laird James F. Laird	President	December 22, 2011

/s/ Trent M. Statczar Trent M. Statczar	Treasurer	December 22, 2011

Elizabeth P. Kessler* Elizabeth P. Kessler Elizabeth P. Kessler	Trustee	December 22, 2011

D’Ray Moore* D’Ray Moore D’Ray Moore	Trustee	December 22, 2011

Thomas E. Line* Thomas E. Line Thomas E. Line	Trustee	December 22, 2011

George A. Skestos* George A. Skestos George A. Skestos	Trustee	December 22, 2011

*By:	/s/ James F. Laird
James F. Laird Executed by James F. Laird on behalf of those indicated pursuant to Powers of Attorney.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase